Cover	Dec. 31, 2023	Jan. 25, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jan. 23, 2023
Entity Registrant Name		LIBERTY ENERGY INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38081
Entity Tax Identification Number		81-4891595
Entity Address, Address Line One		950 17th Street
Entity Address, Address Line Two		Suite 2400
Entity Address, City or Town		Denver
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80202
City Area Code		303
Local Phone Number		515-2800
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, par value $0.01
Trading Symbol		LBRT
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001694028
Current Fiscal Year End Date	--12-31